SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  7
     FILER
      CIK  0000882890
      CCC   ps5h#jhc
      FILE-NUMBER  33-49165
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-49165
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 8
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 669           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 669
Maryland Traditional Trust 280                         29,384.543 Units
National Insured Trust 247                            142,319.448 Units
Colorado Insured Trust 45                              28,092.708 Units
New York Insured Trust 197                             50,474.882 Units
Ohio Insured Trust 101                                 23,649.606 Units
Tennessee Insured Trust 17                             29,948.731 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                         Maryland

                                                    Traditional Trust    National Insured    Colorado Insured

                                                           280              Trust 247            Trust 45

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    2,910,000      $   14,380,000      $    2,840,000

Number of Units..................................       28,948.543         141,211.448          27,992.070

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  28,948.543      1/ 141,211.448      1/  27,992.070

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    3,029,721      $   14,492,978      $    2,852,421

    Plus Sales Charge <F1>.......................   $      147,599      $      260,332      $      105,658

      Total......................................   $    3,177,320      $   14,753,310      $    2,958,079

    Divided by Number of Units...................   $    109.76         $    104.48         $    105.68

    Plus Cash Per Unit <F2>......................   $(     0.01)        $(     0.00)        $(     0.39)

    Public Offering Price Per Unit <F3>..........   $    109.75         $    104.48         $    105.29

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $    104.65         $    102.64         $    101.52

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $    104.65         $    102.64         $    101.52

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      5.10         $      1.84         $      3.77

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      5.10         $      1.84         $      3.77

    Par Value Per Unit <F4>......................   $    100.52         $    102.41         $    101.49

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      5.9264       $      6.1363       $      5.8099

    Less Estimated Annual Expense................   $      0.1638       $      0.1475       $      0.1748

    Net Annual Interest Income...................   $      5.7626       $      5.9888       $      5.6351

Daily Rate of Accrual Per Unit...................   $      0.01601      $      0.01664      $      0.01565

Trustee's Annual Fee per $1000 principal (6).....   $      1.0800       $      1.1200       $      1.1200

Estimated Current Return <F5>....................          5.25%               5.73%               5.35%

Estimated Long Term Return <F5>..................          3.31%               4.07%               3.38%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the Maryland Traditional

Trust 280, National Insured Trust 247 and Colorado Insured Trust 45,

respectively, $109.75, $104.48 and $105.29, accrued interest to the settlement date of $.81, $.84 and $.63, for a total price of $110.56, $105.32 and

$105.92, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for Maryland Traditional Trust 280, National Insured Trust 247

and Colorado Insured Trust 45 will be $0.7600,$0.8000 and $0.8000, under the quarterly distribution option and $0.5700,$0.6100 and $0.6100, under the semi-annual distribution option.






      PAGE   4






                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                     New York Insured   Ohio Insured Trust  Tennessee Insured

                                                        Trust 197              101               Trust 17

-------------------------------------------------  ------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...............   $    5,060,000      $    2,440,000      $    2,885,000

Number of Units..................................       49,343.882          23,649.606          28,356.731

Fractional Undivided Interest in

  Trust Per Unit.................................   1/  49,343.882      1/  23,649.606      1/  28,356.731

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust........   $    5,051,560      $    2,432,526      $    2,855,306

    Plus Sales Charge <F1>.......................   $      214,718      $      133,235      $      142,184

      Total......................................   $    5,266,278      $    2,565,761      $    2,997,490

    Divided by Number of Units...................   $    106.73         $    108.49         $    105.71

    Plus Cash Per Unit <F2>......................   $(     0.21)        $      0.05         $(     0.01)

    Public Offering Price Per Unit <F3>..........   $    106.52         $    108.54         $    105.70

Redemption Price Per Unit (exclusive of

  accrued interest)..............................   $    102.17         $    102.91         $    100.69

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)................   $    102.17         $    102.91         $    100.69

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.................   $      4.35         $      5.63         $      5.01

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit............   $      4.35         $      5.63         $      5.01

    Par Value Per Unit <F4>......................   $    102.83         $    103.30         $    101.92

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income.......................   $      6.0420       $      5.7907       $      5.8966

    Less Estimated Annual Expense................   $      0.1666       $      0.1822       $      0.1677

    Net Annual Interest Income...................   $      5.8754       $      5.6085       $      5.7289

Daily Rate of Accrual Per Unit...................   $      0.01632      $      0.01558      $      0.01591

Trustee's Annual Fee per $1000 principal (6).....   $      1.1200       $      1.1200       $      1.1200

Estimated Current Return <F5>....................          5.52%               5.17%               5.42%

Estimated Long Term Return <F5>..................          2.76%               2.95%               2.85%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the New York Insured

Trust 197, Ohio Insured Trust 101 and Tennessee Insured Trust 17,

respectively, $106.52, $108.54 and $105.70, accrued interest to the settlement date of $.25, $.25 and $.81, for a total price of $106.77, $108.79 and

$106.51, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for New York Insured Trust 197, Ohio Insured Trust 101 and

Tennessee Insured Trust 17 will be $0.8000,$0.8000 and $0.8000, under the quarterly distribution option and $0.6100,$0.6100 and $0.6100, under the semi-annual distribution option.






      PAGE   5






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established ...................................................................  December 14, 1992

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   6
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                          MARYLAND TRADITIONAL TRUST 280

                                   (Series 669)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,876,707) (Note 1) ............... $   3,037,431

     Accrued interest receivable ................................        58,747

                                                                  --------------



               Total assets ..................................... $   3,096,178

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      22,977

     Accrued trustee and evaluator fees .........................           485

                                                                  --------------



               Total liabilities ................................ $      23,462

                                                                  --------------



               Net assets, applicable to 29,385 units of

                 fractional undivided interest outstanding ...... $   3,072,716

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 40,000 units sold ............ $   4,119,590

       Less initial underwriting commission (Note 1) ............  (    201,842)

                                                                  --------------

                                                                  $   3,917,748

     Less cost of 10,615 units redeemed .........................  (  1,094,335)

                                                                  --------------

                                                                  $   2,823,413

     Undistributed net investment income ........................        36,501

     Unrealized appreciation (depreciation) of investments ......       160,724

     Accumulated net realized gain (loss) from

       investment transactions ..................................        52,078

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   3,072,716

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      18,048        $     103.33    $      1.24    $     104.57

     Quarterly................       3,464              103.33           1.24          104.57

     Semi-Annual..............       7,873              103.33           1.24          104.57

                                ---------------  ============  ==============  ===========

                                    29,385

                                ===============







See accompanying notes to financial statements.



      PAGE   7
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                       MARYLAND TRADITIONAL TRUST 280

                                                (Series 669)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       180,172   $       190,035   $       198,542

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         3,956   $         4,161   $         4,301

    Evaluator fees ..................................              519               548               571

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,475   $         4,709   $         4,872

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       175,697   $       185,326   $       193,670

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         2,442   $         5,552   $        10,250

    Net change in unrealized appreciation or

      depreciation of investments ...................           45,135    (      185,235)           49,711

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        47,577   $(      179,683)  $        59,961

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       223,274   $         5,643   $       253,631

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       175,697   $       185,326   $       193,670

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            2,442             5,552            10,250

  Net change in unrealized appreciation or

    depreciation of investments .....................           45,135    (      185,235)           49,711

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       223,274   $         5,643   $       253,631

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      178,867)  $(      186,735)  $(      195,459)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      178,867)  $(      186,735)  $(      195,459)

                                                       ----------------  ----------------  ----------------



Redemption of 2,046, 1,081 and

    1,373 units, respectively .......................  $(      207,661)  $(      113,780)  $(      147,103)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      163,254)  $(      294,872)  $(       88,931)



Net assets at beginning of year .....................        3,235,970         3,530,842         3,619,773

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $36,501,$39,671 and $41,080,respectively) ..........  $     3,072,716   $     3,235,970   $     3,530,842

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   8
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 280

                                                            (Series 669)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    200,000        Maryland Health and Higher Educational Facilities    No Optional Call    AA-        Aa2     $    101,154

                     Authority, Revenue Bonds, The Johns Hopkins

                     Hospital Issue, Series 1990, 0.000% Due 7/1/2014.

                     (Original issue discount bonds delivered on or

                     about June 7, 1990 at a price of 17.601% of

                     principal amount.)



     525,000        Maryland Health and Higher Educational Facilities    2003 at 102         AAA        Aaa          538,797

                     Authority, Refunding Revenue Bonds, North Arundel

                     Hospital Issue, Series 1992, (MBIA Insured.)

                     6.000% Due 7/1/2018.



       5,000        Maryland Health and Higher Educational Facilities    2002 at 100         AAA        Aaa            5,106

                     Authority, Revenue Bonds, Suburban Hospital Issue,

                     Series 1992, (FGIC Insured.) 6.000% Due 7/1/2021.

                     (Original issue discount bonds delivered on or

                     about February 13, 1992 at a price of 92.250% of

                     principal amount.) (Escrow Secured To Optional

                     Redemption Date.)



     450,000        Mayor and City Council of Baltimore (Maryland),      2002 at 103         AA-        Aa3          473,922

                     Port Facilities Revenue Bonds (Consolidation Coal

                     Sales Company Project), Series 1985, 6.500% Due

                     12/1/2010.



     600,000        City of Baltimore, Maryland, Consolidated Public     No Optional Call     A          A1          705,816

                     Improvement Bonds of 1989-Series B, (General

                     Obligation Bonds.) 7.150% Due 10/15/2009.



      20,000        Harford County, Maryland, General Obligation         2002 at 102         AA-        Aa2           20,710

                     Consolidated Public Improvement Bonds, Series

                     1992, 5.800% Due 9/1/2009.



      15,000        Harford County, Maryland, General Obligation         2002 at 102         AAA        Aaa           15,603

                     Consolidated Public Improvement Bonds, Series

                     1992, 5.800% Due 9/1/2009. (Escrow Secured To

                     Optional Redemption Date.)



     500,000        Prince George's County, Maryland, Pollution Control  2002 at 102          A          A1          510,260

                     Revenue Refunding Bonds (Potomac Electric

                     Project), 1992 Series, 6.000% Due 9/1/2022.





      PAGE   9






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 280

                                                            (Series 669)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    355,000        Washington County, Maryland, Public Improvement      2003 at 102          A+         A1     $    369,253

                     Bonds of 1992, (General Obligation Bonds.) 5.875%

                     Due 1/1/2010.



     285,000        Washington Suburban Sanitary District, Maryland      2003 at 102          AA        Aa1          296,810

                     (Montgomery and Prince George's Counties,

                     Maryland), General Construction Bonds of 1992,

                     (General Obligation Bonds.) 6.100% Due 6/1/2014.



------------                                                                                                    ------------

$  2,955,000                                                                                                    $  3,037,431

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Four Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on two Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Basics,  1; Power

Revenue,  1; Health Care Facility Revenue,  2.  To the extent that the legal obligor on any Bond held in the Trust fails to pay interest and principal thereon, the interest income to the Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the Trust and, therefore, would not be available for distribution to Unitholders.



Approximately 25% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.  Insurance guaranteeing prompt payment of interest and principal on certain of the above Bonds has been obtained by the issuer or underwriter of such Bonds from a commercial insurer.

18% of the aggregate principal amount of the Bonds, included in the above amount, are obligations of issuers whose revenues are primarily derived from the sale or service of Health Care Facility Revenue, but which are covered by such insurance.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.







      PAGE  10






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                   MARYLAND TRADITIONAL TRUST 280

                                                            (Series 669)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Approximately 7% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



Ten issue(s) in the Trust were rated by Standard & Poor's Corporation as follows: 3--AAA, 1--AA, 3--AA-, 1--A+, 2--A.  Ten issue(s) were rated by

Moody's Investors Service, Inc. as follows: 3--Aaa, 1--Aa1, 2--Aa2, 1--Aa3,

3--A1.  The Bond Portfolio consists of 10 obligations issued by entities located in Maryland.

      PAGE  11
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NATIONAL INSURED TRUST 247

                                   (Series 669)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $13,888,570) (Note 1) .............. $  14,437,632

     Accrued interest receivable ................................       224,752

                                                                  --------------



               Total assets ..................................... $  14,662,384

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      30,804

     Accrued trustee and evaluator fees .........................         2,487

                                                                  --------------



               Total liabilities ................................ $      33,291

                                                                  --------------



               Net assets, applicable to 142,319 units of

                 fractional undivided interest outstanding ...... $  14,629,093

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 200,000 units sold ........... $  20,517,389

       Less initial underwriting commission (Note 1) ............  (  1,005,265)

                                                                  --------------

                                                                  $  19,512,124

     Less cost of 57,681 units redeemed .........................  (  5,935,830)

                                                                  --------------

                                                                  $  13,576,294

     Undistributed net investment income ........................       181,395

     Unrealized appreciation (depreciation) of investments ......       549,062

     Accumulated net realized gain (loss) from

       investment transactions ..................................       322,342

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $  14,629,093

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      93,621        $     101.52    $      1.28    $     102.80

     Quarterly................      12,960              101.52           1.28          102.80

     Semi-Annual..............      35,738              101.52           1.28          102.80

                                ---------------  ============  ==============  ===========

                                   142,319

                                ===============







See accompanying notes to financial statements.



      PAGE  12
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         NATIONAL INSURED TRUST 247

                                                (Series 669)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       913,955   $       991,048   $     1,051,048

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $        17,203   $        18,451   $        19,396

    Evaluator fees ..................................            2,581             2,777             2,947

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $        19,784   $        21,228   $        22,343

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       894,171   $       969,820   $     1,028,705

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        55,072   $        68,171   $        99,670

    Net change in unrealized appreciation or

      depreciation of investments ...................   (       30,270)   (      862,175)          108,849

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        24,802   $(      794,004)  $       208,519

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       918,973   $       175,816   $     1,237,224

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       894,171   $       969,820   $     1,028,705

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           55,072            68,171            99,670

  Net change in unrealized appreciation or

    depreciation of investments .....................   (       30,270)   (      862,175)          108,849

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       918,973   $       175,816   $     1,237,224

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      913,066)  $(      981,489)  $(    1,045,372)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      913,066)  $(      981,489)  $(    1,045,372)

                                                       ----------------  ----------------  ----------------



Redemption of 15,309, 8,851 and

    12,587 units, respectively ......................  $(    1,543,162)  $(      930,843)  $(    1,334,087)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(    1,537,255)  $(    1,736,516)  $(    1,142,235)



Net assets at beginning of year .....................       16,166,348        17,902,864        19,045,099

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $181,395,$200,290 and $211,958,respectively) .......  $    14,629,093   $    16,166,348   $    17,902,864

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  13
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 247

                                                            (Series 669)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    500,000        City of Harrison, Arkansas, Residential Housing      No Optional Call    AAA        Aaa     $    589,345

                     Facilities Board, Single Family Mortgage Revenue

                     Bonds, 1979 Series, 7.400% Due 9/1/2011. (Escrow

                     Secured.)



      50,000        State of California, Various Purpose General         No Optional Call    AAA        Aaa           31,583

                     Obligation Bonds, 0.000% Due 11/1/2010. (Original

                     issue discount bonds delivered on or about

                     December 8, 1992 at a price of 32.105% of

                     principal amount.)



     100,000        City of Thornton, Colorado, General Obligation       No Optional Call    AAA        Aaa           54,655

                     Water Refunding Capital Appreciation Bonds, Series

                     1991, 0.000% Due 12/1/2012. (Original issue

                     discount bonds delivered on or about March 14,

                     1991 at a price of 23.410% of principal amount.)



     285,000        City of Brunswick, Georgia, Water and Sewerage       No Optional Call    AAA        Aaa          308,709

                     Revenue Refunding and Improvement Bonds, Series

                     1992, 6.100% Due 10/1/2019.



   1,045,000        Metropolitan Pier and Exposition Authority           2003 at 102         AAA        Aaa        1,108,066

                     (Illinois), McCormick Place Expansion Project

                     Bonds, Series 1992A, 6.500% Due 6/15/2027. (Escrow

                     Secured To Optional Redemption Date.)



   2,000,000        Indiana Health Facility Financing Authority,         2002 at 102         AAA        Aaa        2,071,580

                     Hospital Revenue Refunding and Improvement Bonds,

                     Series 1992 (Community Hospitals Projects), 6.400%

                     Due 5/1/2012.



   1,400,000        Louisiana Public Facilities Authority, Revenue       2002 at 102         AAA        Aaa        1,440,740

                     Bonds, Series 1992-C (Alton Ochsner Medical

                     Foundation Project), 6.500% Due 5/15/2022.



     105,000        Prince George's County, Maryland, Certificates of    No Optional Call    AAA        Aaa           46,287

                     Participation (Real Estate Acquisition Program),

                     Series 1991A, 0.000% Due 6/30/2016. (Original

                     issue discount bonds delivered on or about May 9,

                     1991 at a price of 17.731% of principal amount.)





      PAGE  14






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 247

                                                            (Series 669)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    600,000        State Building Authority, State of Michigan, 1991    2001 at 102         AAA        Aaa     $    610,782

                     Revenue Refunding Bonds, Series I, 6.250% Due

                     10/1/2020. (Original issue discount bonds

                     delivered on or about December 27, 1991 at a price

                     of 93.080% of principal amount.)



   1,000,000        City of Kalamazoo (Michigan), Hospital Finance       2003 at 102         AAA        Aaa        1,038,020

                     Authority, Hospital Revenue Refunding and

                     Improvement Bonds (Bronson Methodist Hospital),

                     Series 1992A, 6.375% Due 5/15/2017. (Escrow

                     Secured - Revocable.)



     930,000        New York State Housing Finance Agency, Insured       2002 at 102         AAA        Aaa          951,660

                     Multi-Family Mortgage Housing Revenue Bonds, 1992

                     Series C, 6.500% Due 8/15/2024.



   1,330,000        New York Local Government Assistance Corporation (A  2002 at 102         AAA        Aaa        1,396,420

                     Public Benefit Corporation of the State of New

                     York), Series 1991D Bonds, 7.000% Due 4/1/2018.

                     (Escrow Secured To Optional Redemption Date.)



     150,000        Board of Education of the Cleveland City School      No Optional Call    AAA        Aaa          102,653

                     District, Ohio, General Obligation Unlimited Tax,

                     School Improvement Refunding Bonds, Series 1992B,

                     0.000% Due 12/1/2008. (Original issue discount

                     bonds delivered on or about August 12, 1992 at a

                     price of 37.250% of principal amount.)



     900,000        Montgomery County Industrial Development Authority   2001 at 102         AAA        Aaa          924,849

                     (Pennsylvania), Pollution Control Revenue

                     Refunding Bonds, 1991 Series B (Philadelphia

                     Electric Company Project), 6.700% Due 12/1/2021.



     100,000        The Industrial Development Board of the County of    No Optional Call    AAA        Aaa           44,043

                     Knox (Tennessee), Industrial Development Refunding

                     Revenue Bonds (Station Eighty-Two #4, Ltd.

                     Project), Series 1991B, 0.000% Due 2/1/2016.

                     (Original issue discount bonds delivered on or

                     about March 1, 1991 at a price of 5.481% of

                     principal amount.) (Escrow Secured.)





      PAGE  15






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 247

                                                            (Series 669)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    660,000        The Southeast Texas Housing Finance Corporation,     No Optional Call    AAA        Aaa     $    262,654

                     Single Family Mortgage Revenue Bonds, 1984 Series

                     A, 0.000% Due 9/1/2017. (Original issue discount

                     bonds delivered on or about September 17, 1984 at

                     a price of 2.509% of principal amount.) (Escrow

                     Secured.)



     680,000        City of Houston, Texas, Water and Sewer System,      2002 at 102         AAA        Aaa          699,251

                     Junior Lien Revenue Bonds, Series 1992A, 6.375%

                     Due 12/1/2022.



      40,000        City of Houston, Texas, Water and Sewer System,      2002 at 102         AAA        Aaa           42,043

                     Junior Lien Revenue Bonds, Series 1992A, 6.375%

                     Due 12/1/2022. (Escrow Secured To Optional

                     Redemption Date.)



   1,000,000        Peninsula Ports Authority of Virginia, Health        2002 at 102         AAA        Aaa        1,035,350

                     System Revenue and Refunding Bonds (Riverside

                     Health System Project), Series 1992-B, 6.625% Due

                     7/1/2019.



   1,605,000        Washington Public Power Supply System, Nuclear       2002 at 102         AAA        Aaa        1,678,942

                     Project No. 1 Refunding Revenue Bonds, Series

                     1992A, 6.500% Due 7/1/2015. (Escrow Secured To

                     Optional Redemption Date.)



------------                                                                                                    ------------

$ 14,480,000                                                                                                    $ 14,437,632

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Three Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on eight Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Power Revenue,  1;

Health Care Facility Revenue,  3; Multi-Family Housing Revenue,  1; Municipal

Lease Revenue,  2; Water And/or Sewer Revenue,  2 .



Approximately 30% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Health Care Facility Revenue.







      PAGE  16






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 247

                                                            (Series 669)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 12% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc. 16%  of the Bonds

comprise issues of entities located in the state of New York.  The Bond

Portfolio consists of 20 obligations issued by entities located in 16 states.

      PAGE  17
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            COLORADO INSURED TRUST 45

                                   (Series 669)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,722,375) (Note 1) ............... $   2,831,675

     Accrued interest receivable ................................        54,521

                                                                  --------------



               Total assets ..................................... $   2,886,196

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      24,830

     Accrued trustee and evaluator fees .........................           442

                                                                  --------------



               Total liabilities ................................ $      25,272

                                                                  --------------



               Net assets, applicable to 28,093 units of

                 fractional undivided interest outstanding ...... $   2,860,924

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 40,000 units sold ............ $   4,088,368

       Less initial underwriting commission (Note 1) ............  (    200,313)

                                                                  --------------

                                                                  $   3,888,055

     Less cost of 11,907 units redeemed .........................  (  1,209,074)

                                                                  --------------

                                                                  $   2,678,981

     Undistributed net investment income ........................        29,739

     Unrealized appreciation (depreciation) of investments ......       109,300

     Accumulated net realized gain (loss) from

       investment transactions ..................................        42,904

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,860,924

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      11,841        $     100.78    $      1.06    $     101.84

     Quarterly................       5,073              100.78           1.06          101.84

     Semi-Annual..............      11,179              100.78           1.06          101.84

                                ---------------  ============  ==============  ===========

                                    28,093

                                ===============







See accompanying notes to financial statements.



      PAGE  18
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         COLORADO INSURED TRUST 45

                                                (Series 669)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       167,198   $       183,236   $       195,204

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         3,694   $         3,971   $         4,125

    Evaluator fees ..................................              495               538               573

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,189   $         4,509   $         4,698

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       163,009   $       178,727   $       190,506

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         7,887   $         6,654   $        12,616

    Net change in unrealized appreciation or

      depreciation of investments ...................   (        4,177)   (      143,785)           44,974

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $         3,710   $(      137,131)  $        57,590

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       166,719   $        41,596   $       248,096

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       163,009   $       178,727   $       190,506

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            7,887             6,654            12,616

  Net change in unrealized appreciation or

    depreciation of investments .....................   (        4,177)   (      143,785)           44,974

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       166,719   $        41,596   $       248,096

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      165,374)  $(      180,952)  $(      192,338)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      165,374)  $(      180,952)  $(      192,338)

                                                       ----------------  ----------------  ----------------



Redemption of 2,371, 1,969 and

    1,677 units, respectively .......................  $(      237,514)  $(      204,112)  $(      174,974)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      236,169)  $(      343,468)  $(      119,216)



Net assets at beginning of year .....................        3,097,093         3,440,561         3,559,777

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $29,739,$32,105 and $34,331,respectively) ..........  $     2,860,924   $     3,097,093   $     3,440,561

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  19
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     COLORADO INSURED TRUST 45

                                                            (Series 669)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    470,000        Colorado Health Facilities Authority, Revenue        2001 at 100         AAA        Aaa     $    469,535

                     Bonds, Series 1991A (Sisters of Charity Health

                     Care Systems, Inc.), 6.000% Due 5/15/2013.

                     (Original issue discount bonds delivered on or

                     about September 5, 1991 at a price of 90.981% of

                     principal amount.) (Escrow Secured - Revocable.)



     370,000        City of Colorado Springs, Colorado, Utilities        2002 at 100         AAA        Aaa          372,327

                     System Refunding Revenue Bonds, Series 1992A,

                     6.000% Due 11/15/2018.



     135,000        School District No. 1 in the City and County of      2001 at 101         AAA        Aaa          138,988

                     Denver and State of Colorado, General Obligation

                     Bond Collateralized Project Fixed Rate,

                     Certificates of Participation (Colorado

                     Association of School Boards Lease Purchase

                     Finance Program), Series 1991B, 6.500% Due

                     12/1/2011. (Original issue discount bonds

                     delivered on or about April 1, 1991 at a price of

                     93.024% of principal amount.) (Escrow Secured To

                     Optional Redemption Date.)



     445,000        Jefferson County School District No. R-1 (Jefferson  2002 at 101         AAA        Aaa          461,612

                     County, Colorado), General Obligation Bonds,

                     Series 1992, 6.000% Due 12/15/2012. (Escrow

                     Secured To Optional Redemption Date.)



     460,000        South Suburban Park and Recreation District,         2002 at 101         AAA        Aaa          473,970

                     Arapahoe and Douglas Counties, Colorado, General

                     Obligation Refunding Improvement Bonds, Series

                     1992, 6.250% Due 12/15/2013.



     150,000        City of Thornton, Colorado, General Obligation       No Optional Call    AAA        Aaa           81,983

                     Water Refunding Capital Appreciation Bonds, Series

                     1991, 0.000% Due 12/1/2012. (Original issue

                     discount bonds delivered on or about March 14,

                     1991 at a price of 23.410% of principal amount.)



     415,000        City of Thornton, Colorado, General Obligation       2002 at 101         AAA        Aaa          423,333

                     Water Refunding Bonds, Series 1992, 6.000% Due

                     12/1/2015.





      PAGE  20






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     COLORADO INSURED TRUST 45

                                                            (Series 669)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    395,000        Commonwealth of Puerto Rico, Public Improvement      2002 at 101.5       AAA        Aaa     $    409,927

                     Bonds of 1993 (General Obligation Bonds.), 6.000%

                     Due 7/1/2022. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,840,000                                                                                                    $  2,831,675

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Three Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on four Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Utilities,  1 .



Approximately 27% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Colorado and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  21
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NEW YORK INSURED TRUST 197

                                   (Series 669)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $4,961,849) (Note 1) ............... $   5,114,275

     Accrued interest receivable ................................       104,787

                                                                  --------------



               Total assets ..................................... $   5,219,062

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      67,897

     Accrued trustee and evaluator fees .........................           853

                                                                  --------------



               Total liabilities ................................ $      68,750

                                                                  --------------



               Net assets, applicable to 50,475 units of

                 fractional undivided interest outstanding ...... $   5,150,312

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 70,000 units sold ............ $   7,211,139

       Less initial underwriting commission (Note 1) ............  (    353,315)

                                                                  --------------

                                                                  $   6,857,824

     Less cost of 19,525 units redeemed .........................  (  1,994,988)

                                                                  --------------

                                                                  $   4,862,836

     Undistributed net investment income ........................        34,537

     Unrealized appreciation (depreciation) of investments ......       152,426

     Accumulated net realized gain (loss) from

       investment transactions ..................................       100,513

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   5,150,312

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      28,563        $     101.35    $       .69    $     102.04

     Quarterly................       8,308              101.35            .69          102.04

     Semi-Annual..............      13,604              101.35            .69          102.04

                                ---------------  ============  ==============  ===========

                                    50,475

                                ===============







See accompanying notes to financial statements.



      PAGE  22
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         NEW YORK INSURED TRUST 197

                                                (Series 669)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       309,313   $       323,628   $       339,969

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         6,603   $         6,963   $         7,163

    Evaluator fees ..................................              890               927               972

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         7,493   $         7,890   $         8,135

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       301,820   $       315,738   $       331,834

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         4,868   $        14,838   $        22,671

    Net change in unrealized appreciation or

      depreciation of investments ...................            5,252    (      250,127)           31,037

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        10,120   $(      235,289)  $        53,708

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       311,940   $        80,449   $       385,542

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       301,820   $       315,738   $       331,834

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            4,868            14,838            22,671

  Net change in unrealized appreciation or

    depreciation of investments .....................            5,252    (      250,127)           31,037

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       311,940   $        80,449   $       385,542

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      303,468)  $(      350,402)  $(      336,066)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      303,468)  $(      350,402)  $(      336,066)

                                                       ----------------  ----------------  ----------------



Redemption of 2,266, 2,048 and

    3,408 units, respectively .......................  $(      228,336)  $(      214,535)  $(      359,055)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      219,864)  $(      484,488)  $(      309,579)



Net assets at beginning of year .....................        5,370,176         5,854,664         6,164,243

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $34,537,$36,185 and $70,850,respectively) ..........  $     5,150,312   $     5,370,176   $     5,854,664

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  23
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NEW YORK INSURED TRUST 197

                                                            (Series 669)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$  1,050,000        New York State Housing Finance Agency, Insured       2002 at 102         AAA        Aaa     $  1,074,454

                     Multi-Family Mortgage Housing Revenue Bonds, 1992

                     Series C, 6.500% Due 8/15/2024.



     500,000        Dormitory Authority of the State of New York, State  No Optional Call    AAA        Aaa          317,635

                     University Educational Facilities, Revenue Bonds,

                     Series 1989A, 0.000% Due 5/15/2010. (Original

                     issue discount bonds delivered on or about October

                     12, 1989 at a price of 22.396% of principal

                     amount.)



     710,000        New York Local Government Assistance Corporation (A  2002 at 102         AAA        Aaa          745,457

                     Public Benefit Corporation of the State of New

                     York), Series 1991D Bonds, 7.000% Due 4/1/2018.

                     (Escrow Secured To Optional Redemption Date.)



     720,000        Metropolitan Transportation Authority (New York),    2001 at 102         AAA        Aaa          740,866

                     Commuter Facilities 1987 Service Contract Bonds,

                     Series 5, 7.000% Due 7/1/2012.



     455,000        The City of New York (New York) General Obligation   2002 at 101.5       AAA        Aaa          464,478

                     Bonds, Fiscal 1993 Series A, 6.250% Due 8/1/2020.



     270,000        New York City Municipal Water Finance Authority      2002 at 101         AAA        Aaa          279,709

                     (New York), Water and Sewer System Revenue Bonds,

                     Fixed Rate Fiscal 1993 Series B Bonds, 6.375% Due

                     6/15/2022. (Escrow Secured To Optional Redemption

                     Date.)



     970,000        Triborough Bridge and Tunnel Authority (New York),   2002 at 101.5       AAA        Aaa          982,901

                     General Purpose Revenue Bonds, Series Z, 6.000%

                     Due 1/1/2018.



     485,000        Commonwealth of Puerto Rico, Public Improvement      2002 at 101.5       AAA        Aaa          508,775

                     Bonds of 1992 (General Obligation Bonds.), 6.800%

                     Due 7/1/2021. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  5,160,000                                                                                                    $  5,114,275

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  24






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NEW YORK INSURED TRUST 197

                                                            (Series 669)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Bridge and

Tollroad Revenue,  1; Education Revenue,  1; Multi-Family Housing Revenue,  1;

Municipal Lease Revenue,  1.



Approximately 20% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Multi-Family Housing Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 10% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in New York and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  25
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                              OHIO INSURED TRUST 101

                                   (Series 669)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,301,415) (Note 1) ............... $   2,410,698

     Accrued interest receivable ................................        28,184

                                                                  --------------



               Total assets ..................................... $   2,438,882

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      10,591

     Accrued trustee and evaluator fees .........................           387

                                                                  --------------



               Total liabilities ................................ $      10,978

                                                                  --------------



               Net assets, applicable to 23,650 units of

                 fractional undivided interest outstanding ...... $   2,427,904

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 40,000 units sold ............ $   4,076,403

       Less initial underwriting commission (Note 1) ............  (    199,726)

                                                                  --------------

                                                                  $   3,876,677

     Less cost of 16,350 units redeemed .........................  (  1,669,369)

                                                                  --------------

                                                                  $   2,207,308

     Undistributed net investment income ........................        16,067

     Unrealized appreciation (depreciation) of investments ......       109,283

     Accumulated net realized gain (loss) from

       investment transactions ..................................        95,246

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   2,427,904

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      10,812        $     101.98    $       .68    $     102.66

     Quarterly................       6,039              101.98            .68          102.66

     Semi-Annual..............       6,799              101.98            .68          102.66

                                ---------------  ============  ==============  ===========

                                    23,650

                                ===============







See accompanying notes to financial statements.



      PAGE  26
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                           OHIO INSURED TRUST 101

                                                (Series 669)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       142,063   $       157,708   $       168,272

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         3,489   $         3,754   $         3,891

    Evaluator fees ..................................              432               473               505

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         3,921   $         4,227   $         4,396

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       138,142   $       153,481   $       163,876

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         8,722   $        11,115   $        22,948

    Net change in unrealized appreciation or

      depreciation of investments ...................           16,457    (      137,026)           22,243

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        25,179   $(      125,911)  $        45,191

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       163,321   $        27,570   $       209,067

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       138,142   $       153,481   $       163,876

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            8,722            11,115            22,948

  Net change in unrealized appreciation or

    depreciation of investments .....................           16,457    (      137,026)           22,243

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       163,321   $        27,570   $       209,067

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      139,480)  $(      168,642)  $(      167,652)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      139,480)  $(      168,642)  $(      167,652)

                                                       ----------------  ----------------  ----------------



Redemption of 2,166, 1,584 and

    3,074 units, respectively .......................  $(      217,805)  $(      161,549)  $(      323,357)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      193,964)  $(      302,621)  $(      281,942)



Net assets at beginning of year .....................        2,621,868         2,924,489         3,206,431

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $16,067,$17,406 and $32,566,respectively) ..........  $     2,427,904   $     2,621,868   $     2,924,489

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  27
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 101

                                                            (Series 669)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    250,000        Board of Education of the Cleveland City School      No Optional Call    AAA        Aaa     $    171,088

                     District, Ohio, General Obligation Unlimited Tax,

                     School Improvement Refunding Bonds, Series 1992B,

                     0.000% Due 12/1/2008. (Original issue discount

                     bonds delivered on or about August 12, 1992 at a

                     price of 37.250% of principal amount.)



      25,000        City of Cleveland, Ohio, Waterworks Improvement      2002 at 102         AAA        Aaa           25,977

                     First Mortgage Revenue Bonds, Series F, 1992 A,

                     6.500% Due 1/1/2021. (Escrow Secured To Optional

                     Redemption Date.)



      15,000        County of Franklin, Ohio, Hospital Improvement       2001 at 102         AAA        Aaa           15,574

                     Revenue Bonds, 1991 Series A (The Children's

                     Hospital Project), 6.600% Due 11/1/2011. (Escrow

                     Secured To Optional Redemption Date.)



     490,000        City of Hamilton!, Ohio, Electric System Mortgage    2002 at 102         AAA        Aaa          497,703

                     Revenue Refunding Bonds, 1992 Series A, 6.000% Due

                     10/15/2023.



     520,000        City of Hamilton!, Ohio, Water System Mortgage       2001 at 102         AAA        Aaa          531,159

                     Revenue Bonds, 1991 Series A, 6.300% Due

                     10/15/2021.



     600,000        County of Miami, Ohio, Hospital Facilities Revenue   2001 at 102         AAA        Aaa          611,166

                     Bonds, Series 1991A (Upper Valley Medical Center

                     Project), 6.500% Due 5/1/2021.



     475,000        South Range Local School District, Ohio, General     2003 at 102         AAA        Aaa          490,575

                     Obligation School Facilities Bonds, Series 1992,

                     6.150% Due 12/1/2018.



      65,000        Commonwealth of Puerto Rico, Public Improvement      2002 at 101.5       AAA        Aaa           67,456

                     Bonds of 1993 (General Obligation Bonds.), 6.000%

                     Due 7/1/2022. (Escrow Secured To Optional

                     Redemption Date.)



------------                                                                                                    ------------

$  2,440,000                                                                                                    $  2,410,698

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  28






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                       OHIO INSURED TRUST 101

                                                            (Series 669)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Two Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on three Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Power Revenue,  1;

Health Care Facility Revenue,  1; Water And/or Sewer Revenue,  1 .



Approximately 20%, 25% and 21% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Power Revenue, Health Care Facility Revenue and Water

And/or Sewer Revenue, respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 10% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Ohio and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  29
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            TENNESSEE INSURED TRUST 17

                                   (Series 669)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,893,918) (Note 1) ............... $   2,996,283

     Accrued interest receivable ................................        41,084

                                                                  --------------



               Total assets ..................................... $   3,037,367

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $       4,051

     Accrued trustee and evaluator fees .........................           520

                                                                  --------------



               Total liabilities ................................ $       4,571

                                                                  --------------



               Net assets, applicable to 29,949 units of

                 fractional undivided interest outstanding ...... $   3,032,796

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 40,000 units sold ............ $   4,058,365

       Less initial underwriting commission (Note 1) ............  (    198,843)

                                                                  --------------

                                                                  $   3,859,522

     Less cost of 10,051 units redeemed .........................  (  1,010,535)

                                                                  --------------

                                                                  $   2,848,987

     Undistributed net investment income ........................        37,259

     Unrealized appreciation (depreciation) of investments ......       102,365

     Accumulated net realized gain (loss) from

       investment transactions ..................................        44,185

     Principal distributions to unitholders of proceeds

       from investment transactions .............................             0

                                                                  --------------

                                                                  $   3,032,796

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      19,293        $     100.02    $      1.25    $     101.27

     Quarterly................       2,778              100.02           1.25          101.27

     Semi-Annual..............       7,878              100.02           1.25          101.27

                                ---------------  ============  ==============  ===========

                                    29,949

                                ===============







See accompanying notes to financial statements.



      PAGE  30
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         TENNESSEE INSURED TRUST 17

                                                (Series 669)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       180,888   $       195,088   $       202,452

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,079   $         4,288   $         4,425

    Evaluator fees ..................................              531               570               592

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,610   $         4,858   $         5,017

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       176,278   $       190,230   $       197,435

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $         9,071   $        11,710   $        12,566

    Net change in unrealized appreciation or

      depreciation of investments ...................            8,050    (      150,408)           10,650

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        17,121   $(      138,698)  $        23,216

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       193,399   $        51,532   $       220,651

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       176,278   $       190,230   $       197,435

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................            9,071            11,710            12,566

  Net change in unrealized appreciation or

    depreciation of investments .....................            8,050    (      150,408)           10,650

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       193,399   $        51,532   $       220,651

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      178,587)  $(      192,413)  $(      199,587)

  Proceeds from investment transactions .............                0                 0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      178,587)  $(      192,413)  $(      199,587)

                                                       ----------------  ----------------  ----------------



Redemption of 1,970, 1,744 and

    1,659 units, respectively .......................  $(      195,466)  $(      176,481)  $(      171,921)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      180,654)  $(      317,362)  $(      150,857)



Net assets at beginning of year .....................        3,213,450         3,530,812         3,681,669

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $37,259,$39,568 and $41,752,respectively) ..........  $     3,032,796   $     3,213,450   $     3,530,812

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  31
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     TENNESSEE INSURED TRUST 17

                                                            (Series 669)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$     35,000        Commonwealth of Puerto Rico, Public Improvement      2002 at 101.5       AAA        Aaa     $     36,716

                     Bonds of 1992 (General Obligation Bonds.), 6.800%

                     Due 7/1/2021. (Escrow Secured To Optional

                     Redemption Date.)



      40,000        Commonwealth of Puerto Rico, Public Improvement      2002 at 101.5       AAA        Aaa           41,512

                     Bonds of 1993 (General Obligation Bonds.), 6.000%

                     Due 7/1/2022. (Escrow Secured To Optional

                     Redemption Date.)



     600,000        Tennessee State School Bond Authority, Higher        2002 at 101.5       AAA        Aaa          612,912

                     Educational Facilities Bonds, 1992 Series A,

                     6.250% Due 5/1/2017.



     590,000        City of Clarksville, Tennessee, Water, Sewer and     2002 at 102         AAA        Aaa          606,402

                     Gas Revenue Refunding and Improvement Bonds,

                     Series 1992, 6.125% Due 2/1/2012.



     200,000        The Industrial Development Board of the County of    No Optional Call    AAA        Aaa           88,086

                     Knox (Tennessee), Industrial Development Refunding

                     Revenue Bonds (Station Eighty-Two #4, Ltd.

                     Project), Series 1991B, 0.000% Due 2/1/2016.

                     (Original issue discount bonds delivered on or

                     about March 1, 1991 at a price of 5.481% of

                     principal amount.) (Escrow Secured.)



     600,000        Metropolitan Nashville Airport Authority             2001 at 102         AAA        Aaa          614,232

                     (Tennessee), Airport Improvement Revenue Bonds,

                     Refunding Series 1991C, 6.600% Due 7/1/2015.



     355,000        The Metropolitan Government of Nashville and         2002 at 102         AAA        Aaa

                     Davidson County (Tennessee), Electric System

                     Revenue Bonds, 1992 Series A,

                     50M-6.000% Due 5/15/2012, (Escrow Secured To                                                     51,895

                     Optional Redemption Date.)

                     305M-6.000% Due 5/15/2017. (Escrow Secured To                                                   316,563

                     Optional Redemption Date.)



     565,000        The Health and Educational Facilities Board of the   2002 at 102         AAA        Aaa          572,006

                     Metropolitan Government of Nashville and Davidson

                     County, Tennessee, Revenue Bonds, 1992 Series A,

                     The Vanderbilt University, 6.000% Due 10/1/2022.





      PAGE  32






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     TENNESSEE INSURED TRUST 17

                                                            (Series 669)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$     55,000        Shelby County, Tennessee, General Obligation         2001 at 102         AAA        Aaa     $     55,959

                     Refunding Bonds, 1992 Series B, 6.000% Due

                     3/1/2010.



------------                                                                                                    ------------

$  3,040,000                                                                                                    $  2,996,283

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  Payment of principal and interest on four Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Education Revenue,

2; Transportation,  1; Utilities,  1.



Approximately 38% and 20% of the aggregate principal amount of Bonds in the

Trust consist of obligations of issuers whose revenues are derived from the sale or service of Education Revenue and Transportation, respectively.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 7% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 7 obligations issued by entities located in Tennessee and 2 obligation(s) issued by entities located in Puerto Rico.

      PAGE  33
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  34
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 669:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 669 (comprising, Maryland Traditional Trust 280, National Insured Trust 247, Colorado Insured Trust 45, New York Insured Trust 197, Ohio Insured Trust 101 and Tennessee Insured Trust
17), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 669, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  35
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  36
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 26, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 669
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 26, 2001
 DOCUMENT
   TYPE  EX-27.1 TRAD STATE MD 280
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882890
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  669
   NAME  MARYLAND TRADITIONAL TRUST
   NUMBER  280
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,876,707
   INVESTMENTS-AT-VALUE     3,037,431
   RECEIVABLES        58,747
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,096,178
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        23,462
   TOTAL-LIABILITIES        23,462
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    29,385
   SHARES-COMMON-PRIOR    31,431
   ACCUMULATED-NII-CURRENT        36,501
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        52,078
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       160,724
   NET-ASSETS     3,072,716
   DIVIDEND-INCOME  0
   INTEREST-INCOME       180,172
   OTHER-INCOME  0
   EXPENSES-NET         4,475
   NET-INVESTMENT-INCOME       175,697
   REALIZED-GAINS-CURRENT         2,442
   APPREC-INCREASE-CURRENT        45,135
   NET-CHANGE-FROM-OPS       223,274
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       178,867
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    40,000
   NUMBER-OF-SHARES-REDEEMED    10,615
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -163,254
   ACCUMULATED-NII-PRIOR        39,671
   ACCUMULATED-GAINS-PRIOR        49,636
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 NAT INS 247
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882890
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  669
   NAME  NATIONAL INSURED TRUST
   NUMBER  247
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST    13,888,570
   INVESTMENTS-AT-VALUE    14,437,632
   RECEIVABLES       224,752
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS    14,662,384
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        33,291
   TOTAL-LIABILITIES        33,291
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK   142,319
   SHARES-COMMON-PRIOR   157,628
   ACCUMULATED-NII-CURRENT       181,395
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       322,342
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       549,062
   NET-ASSETS    14,629,093
   DIVIDEND-INCOME  0
   INTEREST-INCOME       913,955
   OTHER-INCOME  0
   EXPENSES-NET        19,784
   NET-INVESTMENT-INCOME       894,171
   REALIZED-GAINS-CURRENT        55,072
   APPREC-INCREASE-CURRENT       -30,270
   NET-CHANGE-FROM-OPS       918,973
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       913,066
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD   200,000
   NUMBER-OF-SHARES-REDEEMED    57,681
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS    -1,537,255
   ACCUMULATED-NII-PRIOR       200,290
   ACCUMULATED-GAINS-PRIOR       267,270
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 INS STATE TN 17
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882890
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  669
   NAME  TENNESSEE INSURED TRUST
   NUMBER  17
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,893,918
   INVESTMENTS-AT-VALUE     2,996,283
   RECEIVABLES        41,084
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     3,037,367
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES         4,571
   TOTAL-LIABILITIES         4,571
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    29,949
   SHARES-COMMON-PRIOR    31,919
   ACCUMULATED-NII-CURRENT        37,259
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        44,185
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       102,365
   NET-ASSETS     3,032,796
   DIVIDEND-INCOME  0
   INTEREST-INCOME       180,888
   OTHER-INCOME  0
   EXPENSES-NET         4,610
   NET-INVESTMENT-INCOME       176,278
   REALIZED-GAINS-CURRENT         9,071
   APPREC-INCREASE-CURRENT         8,050
   NET-CHANGE-FROM-OPS       193,399
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       178,587
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    40,000
   NUMBER-OF-SHARES-REDEEMED    10,051
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -180,654
   ACCUMULATED-NII-PRIOR        39,568
   ACCUMULATED-GAINS-PRIOR        35,114
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.4 INS STATE CO 45
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882890
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  669
   NAME  COLORADO INSURED TRUST
   NUMBER  45
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,722,375
   INVESTMENTS-AT-VALUE     2,831,675
   RECEIVABLES        54,521
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,886,196
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        25,272
   TOTAL-LIABILITIES        25,272
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    28,093
   SHARES-COMMON-PRIOR    30,464
   ACCUMULATED-NII-CURRENT        29,739
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        42,904
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       109,300
   NET-ASSETS     2,860,924
   DIVIDEND-INCOME  0
   INTEREST-INCOME       167,198
   OTHER-INCOME  0
   EXPENSES-NET         4,189
   NET-INVESTMENT-INCOME       163,009
   REALIZED-GAINS-CURRENT         7,887
   APPREC-INCREASE-CURRENT        -4,177
   NET-CHANGE-FROM-OPS       166,719
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       165,374
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    40,000
   NUMBER-OF-SHARES-REDEEMED    11,907
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -236,169
   ACCUMULATED-NII-PRIOR        32,105
   ACCUMULATED-GAINS-PRIOR        35,017
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.5 INS STATE OH 101
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882890
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  669
   NAME  OHIO INSURED TRUST
   NUMBER  101
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,301,415
   INVESTMENTS-AT-VALUE     2,410,698
   RECEIVABLES        28,184
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,438,882
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        10,978
   TOTAL-LIABILITIES        10,978
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    23,650
   SHARES-COMMON-PRIOR    25,816
   ACCUMULATED-NII-CURRENT        16,067
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        95,246
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       109,283
   NET-ASSETS     2,427,904
   DIVIDEND-INCOME  0
   INTEREST-INCOME       142,063
   OTHER-INCOME  0
   EXPENSES-NET         3,921
   NET-INVESTMENT-INCOME       138,142
   REALIZED-GAINS-CURRENT         8,722
   APPREC-INCREASE-CURRENT        16,457
   NET-CHANGE-FROM-OPS       163,321
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       139,480
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    40,000
   NUMBER-OF-SHARES-REDEEMED    16,350
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -193,964
   ACCUMULATED-NII-PRIOR        17,406
   ACCUMULATED-GAINS-PRIOR        86,523
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.6 INS STATE NY 197
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000882890
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  669
   NAME  NEW YORK INSURED TRUST
   NUMBER  197
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     4,961,849
   INVESTMENTS-AT-VALUE     5,114,275
   RECEIVABLES       104,787
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     5,219,062
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        68,750
   TOTAL-LIABILITIES        68,750
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    50,475
   SHARES-COMMON-PRIOR    52,741
   ACCUMULATED-NII-CURRENT        34,537
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       100,513
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       152,426
   NET-ASSETS     5,150,312
   DIVIDEND-INCOME  0
   INTEREST-INCOME       309,313
   OTHER-INCOME  0
   EXPENSES-NET         7,493
   NET-INVESTMENT-INCOME       301,820
   REALIZED-GAINS-CURRENT         4,868
   APPREC-INCREASE-CURRENT         5,252
   NET-CHANGE-FROM-OPS       311,940
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       303,468
   DISTRIBUTIONS-OF-GAINS             0
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    70,000
   NUMBER-OF-SHARES-REDEEMED    19,525
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -219,864
   ACCUMULATED-NII-PRIOR        36,185
   ACCUMULATED-GAINS-PRIOR        95,645
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0